Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ASSETS:
Cash and cash equivalents	$ 19,606,246		$ 25,253,578			$ 4,018,226
Deposit assets	0		597,011			0
Deferred offering costs	0	$ 7,100,000	3,987,901			0
Prepaid expenses and other assets	2,408,654		436,750			103,649
Total current assets	37,539,305		30,275,240			4,121,875
OTHER ASSETS:
Deposit assets, long-term	0		1,360,004			0
Equipment, net	7,793,770		433,804			3,134
Intangible assets, net	30,000		30,000			30,000
TOTAL ASSETS	45,363,075		32,099,048			4,155,009
CURRENT LIABILITIES:
Simple Agreements for Future Equity	0		29,660,667			0	$ 341,999
Accounts payable and accrued expenses	40,104,305		2,991,524			1,901,176
Deposit liabilities	0		476,253			0
Other current liabilities	2,197,595		18,896			0
Total liabilities	42,301,900		33,147,340			1,901,176
Commitments and contingencies (Note 9)
STOCKHOLDERS' DEFICIT:
Common Stock, $0.0001 par value; 126,315,883 and 105,990,111 shares authorized; 107,999,991 and 95,628,414 shares issued and outstanding as of December 31, 2025 and 2024, respectively			10,800			9,563
Additional paid-in capital	113,437,497		30,981,684			7,623,369
Accumulated deficit	(110,415,104)		(32,040,776)			(5,379,099)
Total stockholders' equity (deficit)	3,061,175	$ (16,750,250)	(1,048,292)	$ 4,898,655	$ 4,760,221	2,253,833	$ (551,342)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 45,363,075		$ 32,099,048			$ 4,155,009